UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-06727

Dominion Funds, Inc.

(Exact name of Registrant as specified in charter)

1613 Duke Street, Alexandria, VA                          22314

(Address of principal executive offices)

(Zip code)

Paul Dietrich, 1613 Duke Street, Alexandria, VA  22314

 (Name and address of agent for service)

Registrant's telephone number, including area code:

(800) 416-2053

Date of fiscal year end:

6/30

Date of reporting period:

6/30/09

Item 1.  Reports to Stockholders.

ANNUAL REPORT

June 30, 2009

Investor Information: 1-866-270-1222

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of Shepherd Fund.  Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC

Member FINRA/SIPC

AUGUST 20, 2009

SHEPHERD FUND

Dear Fund Shareholders,

Given the severe recession over the past year, I am pleased that the S HEPHERD F UND outperformed the S&P 500 I NDEX over the past 12 months. You can review the Fund’s performance by going to our website, at http://www.shepherdfunds.com and viewing the current fund fact sheet.

In early 2008, the Fund transitioned to a defensive investment strategy in response to the global recession. The investment manager decided that protection of capital was the best strategy in a bear market/recession and therefore the Fund maintained very large percentages of U.S. government treasuries and other defensive investments over the past year. This defensive investment strategy outperformed the S&P 500 Index over this period and did not affect any distributions to shareholders.

T HE N EW B ULL M ARKET MAY HAVE B EGUN

I believe the new bull market may have begun. On July 24, 2009 F OXHALL C APITAL started to transition the S HEPHERD F UND to its O FFENSIVE I NVESTMENT S TRATEGY for stock markets in the United States, Europe and other Developed Markets and for the Pacific Rim and Emerging Markets.

W HAT COULD T HE N EW U.S. B ULL M ARKET L OOK L IKE?

I believe the next bull market may be very different from any other bull market we have seen in modern history.

I believe, there may be many U.S. companies and industries that will prosper like never before as beneficiaries of the global economic expansion centered in Asia and other emerging markets.

Many analysts predict that global multi-nationals will increase their market share and profits worldwide.

Coca Cola recently announced that 80% of all its sales now come from outside the U.S. If these analysts are right, oil companies, energy and mining and commodity companies may also prosper, as will agriculture and agricultural service companies.

Heavy equipment manufacturers and any companies that benefit from infrastructure expansion around the world could also post gains.

BUT S OME U.S. S ECTORS W ILL B E I N A R ECESSION F OR Y EARS

In my opinion, the bad news is that some U.S. companies and industries may be in a recession for another 6 to 8 years. At this moment in time, U.S. consumers are going through a radical change, like we have never seen before! There has been a fundamental restructuring of consumer buying habits during this recession that appears will not end if and when a new bull market returns.

Over the next few months I will be outlining which companies, sectors and regions of the world I believe will BENEFIT THE MOST IF AND WHEN A NEW BULL MARKET BEGINS.

W E S HOULD B E H APPY T HE N EW B ULL M ARKET MAY HAVE S TARTED!

Whenever there may be an historic transition from a BEAR MARKET to a BULL MARKET, it is a moment for celebrating.

However, since the underlying economy will probably continue in a recession until the end of this year and unemployment will continue to go up well into 2010, we may not feel like celebrating. But, I believe by this time next year, the recession may be long over and since Americans appear “ GENETICALLY OPTIMISTIC,” we may have moved on to the much more pleasurable pastime of actually making money in the stock market, rather than just trying to protect our retirement savings from loss—as we have had to do over the past year and a half.

As I mentioned earlier, between now and the end of the year the stock market should have some wide swings both positive and negative and this is completely normal when possibly transitioning from a bear market to a bull market.

This may be a systemic fundamental change in the long-term direction of the stock market and that is never easy. It is like an ocean liner changing direction.

CONCLUSION

Given our policy of seeking to invest in first-rate, ethical companies, including, among others, those that undergo a conservative Values-Based screening process, I am cautiously optimistic that your S HEPHERD F UND may outperform as the economy hopefully recovers and starts to expand once again.

Until then….

Patience!

Paul Dietrich

President & Chief Investment Officer

The Fund may invest in Underlying Funds, including mutual funds, closed-end funds and ETFs. As a result the Fund will indirectly bear investment management fees of the underlying funds in addition to the investment management fees and expenses of the Fund. In some instances it may be less expensive for an investor to invest in the Underlying Funds directly. There is also a risk that investment advisers of those Underlying Funds may make investment decisions that are detrimental to the performance of the Fund. Investments in Underlying Funds that invest in foreign equity and debt securities could subject the Fund to greater risks including, currency fluctuation, economic conditions, and different governmental and accounting standards. As with any investment in mutual funds investing in the Fund involves risks including the loss of principal.

1035-NLD-9/4/2009

Shepherd Fund

PERFORMANCE OF A $10,000 INVESTMENT

Annualized Total Returns as of June 30, 2009

	One Year	Five Years	Ten Years
Shepherd Fund:
Without Sales Charge	(18.58)%	3.20%	(5.38)%
With Sales Charge*	(22.41)%	2.17%	(5.84)%
S&P 500	(26.21)%	(2.24)%	(2.22)%

________________

* Adjusted for initial maximum sales charge of 5.75%.

The S&P 500 is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends.  Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions.  Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses.  The Fund’s total gross annual operating expenses, including underlying funds, is 3.78%.  The graph does not reflect the deduction of taxes that a shareholder would have to pay on fund distributions or the redemption of the fund shares.  For performance information current to the most recent month-end, please call 1-866-270-1222.

PORTFOLIO COMPOSITION**

__________

**Based on total portfolio market value as of June 30, 2009.

Shepherd Fund
PORTFOLIO OF INVESTMENTS
June 30, 2009
	Shares	Market Value

EXCHANGE TRADED FUNDS - 97.73%
GOVERNMENT / AGENCY - 97.73%
iShares Barclays 1-3 Year Treasury Bond Fund	29,840	$ 2,497,906
iShares Barclays Short Treasury Bond Fund	22,655	2,497,261
SPDR Barclays Capital 1-3 Month Treasury Bill Fund	52,770	2,420,560
TOTAL EXCHANGE TRADED FUNDS		7,415,727
( Cost - $7,416,346)

SHORT TERM INVESTMENTS - 1.00%
Goldman Sachs Financial Square Funds- Government Fund, 0.01%+	76,341	76,341
TOTAL SHORT TERM INVESTMENTS (Cost $76,341)		76,341

TOTAL INVESTMENTS (Cost $7,492,687) - 98.73%		7,492,068
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.27%		96,064
NET ASSETS- 100.00%		$ 7,588,132
__________
+Variable rate security. Rate shown is as of June 30, 2009.

The accompanying notes are an integral part of these financial statements.

Shepherd Fund
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2009

Assets:
Investments in Securities at Market Value (identified cost $7,492,687)	$ 7,492,068
Receivable for Securities Sold	99,682
Due From Investment Adviser	20,084
Receivable for Fund Shares Sold	107
Dividends and Interest Receivable	1,778
Prepaid Expenses and Other Assets	5,757
Total Assets	7,619,476

Liabilities:
Payable to Distributor	3,000
Accrued Expenses and Other Liabilities	28,344
Total Liabilities	31,344

Net Assets (200,000,000 shares authorized; $.001 par value;
1,842,308 shares outstanding)	$ 7,588,132

Net Asset Value, Redemption Price Per Share
($7,588,132 / 1,842,308 shares of beneficial interest outstanding)	$ 4.12

Net Asset Value, Offering Price Per Share
($4.12/0.9525)	$ 4.33

Composition of Net Assets:
At June 30, 2009, Net Assets consisted of:
Capital Stock - Par Value	$ 1,842
Paid-in-Capital	8,866,157
Accumulated Net Realized Loss From Security Transactions	(1,279,233)
Net Unrealized Depreciation on Investments	(634)
Net Assets	$ 7,588,132

The accompanying notes are an integral part of these financial statements.

Shepherd Fund
STATEMENT OF OPERATIONS
For the Year Ended June 30, 2009

Investment Income:
Dividend Income (net of $835 foreign taxes)	$ 131,621
Interest Income	3,644
Total Investment Income	135,265

Expenses:
Administration Fees	82,847
Investment Advisory Fees	79,073
Audit Fees	13,500
Legal Fees	3,075
Transfer Agent Fees	9,481
Fund Accounting Fees	6,657
Chief Compliance Officer Fees	5,833
Printing Expense	4,708
Underwriter Fees	3,000
Custody Fees	1,196
Interest Expense	1,115
Miscellaneous Expenses	587
Registration & Filing Fees	523
Total Expenses	211,595
Less: Expenses Reimbursed by Adviser	(39,043)
Net Expenses	172,552
Net Investment Loss	(37,287)

Net Realized and Unrealized Loss on Investments and Foreign Currency:
Net Realized Loss on Investments and Foreign Currency	(399,676)
Net Change in Unrealized Depreciation on Investments and Foreign Currency	(1,294,537)
Net Realized and Unrealized Loss on Investments	(1,694,213)

Net Decrease in Net Assets Resulting From Operations	$ (1,731,500)

The accompanying notes are an integral part of these financial statements.

Shepherd Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the year	For the year
	ended	ended
	June 30, 2009	June 30, 2008
Operations:
Net Investment Loss	$ (37,287)	$ (80,066)
Net Realized Gain (Loss) on Investments	(399,676)	40,524
Net Change in Unrealized Appreciation (Depreciation) on
Investments	(1,294,537)	119,906
Net Increase (Decrease) in Net Assets
Resulting From Operations	(1,731,500)	80,364

Distributions to Shareholders	-	-

Beneficial Interest Transactions:
Proceeds from Shares Issued (342,884 and 551,143 shares,
respectively)	1,525,635	2,696,688
Cost of Shares Redeemed (344,146 and 527,189 shares, respectively)	(1,527,935)	(2,551,381)
Net Beneficial Interest Transactions	(2,300)	145,307

Increase (Decrease) in Net Assets	(1,733,800)	225,671

Net Assets:
Beginning of Year	9,321,932	9,096,261
End of Year (including accumulated undistributed net
investment income of $0 and $0, respectively)	$ 7,588,132	$ 9,321,932

The accompanying notes are an integral part of these financial statements.

Shepherd Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of capital stock outstanding throughout the period presented.

	For the Years Ended June 30,
	2009	2008	2007	2006	2005

Net Asset Value, Beginning of Year	$ 5.06	$ 5.00	$ 4.40	$ 3.61	$ 3.52

Income (Loss) From Investment Operations:
Net investment loss (a)	(0.02)	(0.04)	-	(0.06)	(0.04)
Net gain (loss) from securities
(both realized and unrealized)	(0.92)	0.10	0.60	0.85	0.13
Total from investment operations	(0.94)	0.06	0.60	0.79	0.09

Distributions to shareholders	-	-	-	-	-

Net Asset Value, End of Year	$ 4.12	$ 5.06	$ 5.00	$ 4.40	$ 3.61

Total Return (b)	(18.58)%	1.20%	13.64%	21.88%	2.56%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 7,588	$ 9,322	$ 9,096	$ 7,179	$ 6,380
Ratio of expenses, excluding interest expense,
to average net assets,
before reimbursement	2.66%	2.25%	2.25%	2.25%	2.25%
net of reimbursement	2.17%	-	-	-	-
Ratio of expenses, including interest expense,
to average net assets,
before reimbursement	2.68%	2.27%	-	-	-
net of reimbursement	2.19%	-	-	-	-
Ratio of net investment loss to
average net assets	(0.47)%	(0.86)%	(0.09)%	(1.33)%	(1.28)%
Portfolio turnover rate	233%	309%	382%	190%	487%

__________

(a) Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Sales load is not reflected in total return.

The accompanying notes are an integral part of these financial statements.

Shepherd Fund

NOTES TO FINANCIAL STATEMENTS

June 30, 2009

1.

ORGANIZATION

Dominion Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as a diversified, open-end management investment company and was incorporated in the State of Texas on June 5, 1992.  The Company may designate one or more series of common stock; however, at this time the Shepherd Fund (the “Fund”) is the only series of the Company.  The primary investment objective of the Fund is growth of capital.  The Fund will invest in a diversified portfolio of common stock of companies that meet the Fund’s investment and social criteria.

2.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period.  Actual results could differ from those estimates. Management has evaluated subsequent events through August 27, 2009, the date the financial statements were issued.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.

Security Valuation – Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price.  When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Board of Directors.  The Board has adopted guidelines for good faith pricing, and has delegated to the Adviser the responsibility for determining fair value prices, subject to review by the Board of Directors.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review by the Board of Directors.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued using amortized cost method of valuation, which the Board has determined will represent fair value.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

Shepherd Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2009

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of June 30, 2009 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	7,415,727	-	-	7,415,727
Short Term Investments	76,341	-	-	76,341
Total	7,492,068	-	-	7,492,068

                                              The Fund did not hold any Level 3 securities during the period.

The Fund adopted FASB Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”).  FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements.  Management of the Fund does not believe that any adjustments were necessary to the financial statements at adoption.

Foreign Currency – Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation.  Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.  Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade date and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.   Net unrealized foreign exchange gains and losses arise form changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis.  Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.  Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Withholding taxes on foreign dividends have been provided for in accordance with Fund’s understanding of the applicable country’s tax rules and rates.

Shepherd Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2009

Federal Income Taxes – The Fund policy is to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, if any, to shareholders.  Accordingly, no provision for Federal income taxes is required in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management reviewed the tax positions in the open tax years of 2006 through 2008 and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the above open tax years.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Fund did not incur any interest or penalties. Generally tax authorities can examine tax returns filed for the last three years.

Distributions to Shareholders – The Fund intends to distribute to its shareholders substantially all of its net realized capital gains and net investment income, if any, at year-end.  Distributions will be recorded on ex-dividend date.    The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America.

3.

ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Advisory Fees – Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), investment advisory services are provided to the Fund by Foxhall Capital Management (the “Adviser”).    The Adviser provides the Fund with investment advice and recommendations for investments.  Under the terms of the Advisory Agreement, the Adviser receives monthly fees calculated at an annual rate of 1.00% of the average daily net assets of the Fund.  For the year ended June 30, 2009, the Adviser earned advisory fees of $79,073.

Effective April 3, 2009, the Adviser has contractually agreed to waive all or part of its management fees and/or make payments to limit Fund expenses (excluding acquired fund fees and expenses), at least until April 2, 2010, so that the total annual operating expenses of the Fund do not exceed 1.90% of average daily net assets.  Waivers and expense payments may be recouped by the Adviser from the Fund, to the extent that overall expenses fall below the expense limitation, within three years of when the amounts were waived or reimbursed.  During the year ended June 30, 2009, the Adviser reimbursed expenses of $39,043, all of which is subject to recapture pursuant to the aforementioned conditions through June 30, 2012.

Administrator Fees –  The Fund has entered into separate servicing agreements with Gemini Fund Services, LLC (“GFS”), whereby GFS provides administrative, fund accounting, transfer agency and custody administration services to the Fund, effective March 16, 2009.  Prior to such time, Foundation Management, Inc. (“Foundation”), an affiliate of the Adviser, provided the Fund with administrative services and was responsible for paying all operating and other expenses of the Fund.  Pursuant to the terms of the administration agreement, Foundation received a monthly fee based on the Fund’s average daily net assets at an annual rate of 1.25%.  For the period July 1, 2008 through March 15, 2009, Foundation received administrative fees of $70,997.

Distributor – The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”), an affiliate of GFS.  The Board of Directors of the Company has adopted, on behalf of the Fund, a Distribution Plan and Agreement pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Plan”), as amended, to pay for certain distribution activities and shareholder services.  Under the Plan, the Fund may pay 0.25% per year of its average daily net assets for such distribution and shareholder service activities.  During the year ended June 30, 2009, there were no fees paid by the Fund to the Distributor pursuant to the Plan.

Pursuant to an Underwriting Agreement, the Fund pays the Distributor an annual fee of $10,000 plus an asset based fee based on a tiered structure to serve as the representative of the Fund in the continual offering of Fund shares for sale to the public.

Certain directors and officers of the Fund are also directors and officers of the Adviser.

Shepherd Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2009

4.

INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than short-term securities, for the  year ended June 30, 2009, amounted to $18,042,942 and $18,498,736, respectively.  The cost basis of securities for federal income tax purposes was $7,500,663.  Gross unrealized appreciation and depreciation on investments as of June 30, 2009 aggregated $5,343 and $13,938, respectively.

5.

TAX INFORMATION

As of June 30, 2009, the components of accumulated earnings/(deficit) on a tax basis were as follows:

The difference between book basis and tax basis unrealized appreciation and accumulated net realized loss from security transactions are attributable to the tax deferral of losses on wash sales.

At June 30, 2009, the Fund had capital loss carry forwards, for federal income tax purposes, available to offset future capital gains through the indicated expiration dates:

The Fund had $2,927,565 of capital loss carry forwards that expired on June 30, 2009.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Fund incurred and elected to defer $153,991 of such capital losses.

Permanent book and tax differences, attributable to net investment losses, prior year washsales adjustments and expiration of capital loss carry forwards during the period, resulted in reclassification for the period ended June 30, 2009 as follows: a decrease in paid-in capital of $2,957,346; an decrease in accumulated net investment losses of $37,287; and a decrease in accumulated net realized loss from security transactions of $2,920,059

6.

CONTROL OWNERSHIP

The control ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940.  As of June 30, 2009, TD Ameritrade, Inc. owned approximately 58% of the Fund, for the benefit of others.

7.

SUBSEQUENT EVENT

A Special Meeting of Shareholders of the Fund has been scheduled to be held on October 8, 2009.  The purpose of the shareholder meeting is to elect three directors to the Board of Directors, revise fundamental investment policies and approve independent registered public accountants.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

     To the Shareholders and Board of Directors

 of the Dominion Funds, Inc.

We have audited the accompanying statement of assets and liabilities of Shepherd Fund (the “Fund”), the Fund comprising the Dominion Funds, Inc., including the schedule of investments, as of June 30, 2009 and the related statements of operations for the year then ended, changes in net assets for each of the two years in the period then ended and financial highlights for each of the five years in the period then ended.  These financial statements and financial highlights are the responsibility of the Fund’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).   Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of June 30, 2009, by correspondence with the custodian and brokers.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of June 30, 2009, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Abington, Pennsylvania August 27, 2009

Shepherd Fund

DIRECTORS AND OFFICERS (Unaudited)

The business and affairs of the Fund are managed under the direction of the Fund’s Board of Directors.  Information pertaining to the directors of the Fund is set forth below.  The Statement of Additional Information includes additional information about the Fund’s directors and is available, without charge, upon request by calling 1-866-270-1222.

Name, Address, Age and Position Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Director

Interested Director
Paul Dietrich * 1613 Duke Street Alexandria, VA 22314 Age: 59 Chairman, President, Director	Indefinite term; Director since 2001; Chairman since 2002; President and Secretary since 2003

President and Managing Director of Eton Court Asset Management, Ltd. (“Eton Court”) (parent of Foxhall Capital Management, Inc., the Fund’s investment advisor) and President of Foundation Management, Inc., (1999 - present).

None

Non-Interested Director
Douglas W. Powell 6210 Campbell Road Suite 128 Dallas, TX 75248 Age: 68 Director	Indefinite term; Director since 1999

Registered representative of New Investor World Incorporated (2000 - present); COO/CFO NIW Companies, Inc. (2002 - Present); CEO Rushmore Investment Management Corp. (2001 -2002); Chairman and Chief Executive Officer of NorthStar Financial Group (1995 - 2001).

None

Other Officers
Lynn Bowley 4020 So. 147th Street Omaha, NE 68137 Age: 50 Chief Compliance Officer	Officers are elected annually; Chief Compliance Officer since March 2009	Compliance Officer of Northern Lights Compliance Services, LLC (01/07 – present); Vice President of Investment Support Services for Mutual of Omaha Companies (2002 – 2006).	None

*This director is considered an “interested person” as defined in the Investment Company Act of 1940, as amended, because of his affiliation with Foxhall Capital Management, Inc., the Fund’s investment adviser.

The directors received no fees for the year ended June 30, 2009.

Shepherd Fund

DISCLOSURE OF FUND EXPENSES (Unaudited)

June 30, 2009

As a shareholder of the Fund you incur ongoing costs, including management fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

This example is based on an investment of $1,000 invested for the period of time as indicated in the table below.

Actual Expenses:  The first line of the table provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes:  The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (1/01/09)	Ending Account Value (6/30/09)	Expenses Paid During the Period* (1/01/09 to 6/30/09)
Actual	$1,000.00	$ 964.87	$10.13
Hypothetical (5% return before expenses)	$1,000.00	$1,014.49	$10.38

   *Expenses Paid During Period are equal to the Fund’s annualized expense ratio of 2.08% multiplied by the average account value over  the period, multiplied by 181 days and divided by 365 (to reflect the number of days in the six month period ending June 30, 2009).

Investment Adviser

Foxhall Capital Management, Inc.

1613 Duke Street

Alexandria, VA 22314

Distributor

Northern Lights Distributors, LLC

4020 South 147th Street

Omaha, NE 68137

Legal Counsel

Todd Cipperman, Esq.

Cipperman & Company

Walnut Hill Plaza

150 South Warner Road

Suite 140

King of Prussia, PA 19406

Independent Registered Public Accounting Firm

Sanville & Company

1514 Old York Road

Abington, PA 19001

Transfer Agent

Gemini Fund Services, LLC

4020 South 147th Street, Suite 2

Omaha, NE 68137

Administrator

Gemini Fund Services, LLC

450 Wireless Boulevard

Hauppauge, NY 11788

Custodian

First National Bank of Omaha

1620 Dodge Street

Omaha, NE 68102

__________________________________________________________________________________________________________

How to Obtain Proxy Voting Information

Information regarding how the Fund votes proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-866-270-1222 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330).  The information on Form N-Q is available without charge, upon request, by calling 1-866-270-1222.

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer and principal accounting officer.  The Registrant will provide to any person without charge, upon request, a copy of such code of ethics, by calling the Registrant at 1-866-270-1222.

Item 3. Audit Committee Financial Expert.

The Registrant does not have an audit committee financial expert.  The Registrant does not have an audit committee financial expert because the small size of the Registrant limits the ability of the Registrant to engage an audit committee financial expert.

Item 4. Principal Accountant Fees and Services.

For the fiscal years ended June 30 2008 and 2007,  the aggregate audit, audit-related, tax and all other fees billed by Sanville & Company for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for that fiscal year, as appropriate, for the Shepherd Fund are shown below.  The aggregate tax fees billed by Sanville & Company were rendered for tax compliance, tax advice and tax planning for each fund.

(a)

Audit Fees

             2009

$ 12,000

             2008

$ 12,000

(b)

Audit-Related Fees

2009

$ 0

2008

$ 0

(c)

Tax Fees

2009

            $ 1,800

2008

            $ 1,800

(d)

All Other Fees

2009

$ 845

2008

$ 0

The above “Tax Fees” were billed for professional services rendered for tax compliance and tax return preparation.  The above “All Other Fees” were billed for assistance provided to the Registrant with an examination by the Securities and Exchange Commission.

(e)

(1)

Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

The Registrant does not have an audit committee.

(2)  Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c) (7)(i)(C) of Rule 2-01 of Regulation S-X.

The Registrant does not have an audit committee.

(f)

During the audit of Registrant's financial statements for the most recent fiscal period, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2009 - $2,645

2008 - $1,800

(h)

Disclose whether the Registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c) (7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

The Registrant does not have an audit committee.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.  The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8. Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940) as of the filing date of this report, Registrant’s principal executive officer and principal financial officer found such disclosure controls and procedures to be effective.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Any code of ethics.  Previously filed.

(a)(2)

Certification required by Section 302 of the Sarbanes-Oxley Act of 2002 is filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certification required by Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.

SIGNATURE

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

 Dominion Funds, Inc.

By    /s/Paul Dietrich

Paul Dietrich, President

Date

9/8/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:/    /s/Paul Dietrich

Paul Dietrich

Principal Executive and Principal Financial Officer

Date

  9/8/09